S-K 1603(a)(7) Direct and Indirect Material Interest Holders	Nov. 12, 2026
Alchemy Investment Management Llc [Member]
SPAC Sponsor Direct and Indirect Material Interest Holder [Line Items]
SPAC Sponsor Direct and Indirect Material Interest Holder Name	Alchemy Investment Management LLC
Mattia Tomba [Member]
SPAC Sponsor Direct and Indirect Material Interest Holder [Line Items]
SPAC Sponsor Direct and Indirect Material Interest Holder Nature	co-Chief Executive Officer
SPAC Sponsor Direct and Indirect Material Interest Holder, Percent	66.70%
Vittorio Savoia [Member]
SPAC Sponsor Direct and Indirect Material Interest Holder [Line Items]
SPAC Sponsor Direct and Indirect Material Interest Holder Nature	co-Chief Executive Officer
SPAC Sponsor Direct and Indirect Material Interest Holder, Percent	33.30%